SCHEDULE OF FAIR VALUE MEASUREMENT OF GROUP ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair value	¥ 46,576	¥ 37,650
Fair Value, Recurring [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	264,983	265,826
Fair Value, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	46,576	37,650
Fair Value, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	218,407	228,176
Fair Value, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value, Recurring [Member] | Other Long-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair value	46,576	37,650
Equity securities accounted for under alternative measurement	218,407	220,981
Fair Value, Recurring [Member] | Other Long-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair value	46,576	37,650
Equity securities accounted for under alternative measurement
Fair Value, Recurring [Member] | Other Long-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair value
Equity securities accounted for under alternative measurement	218,407	220,981
Fair Value, Recurring [Member] | Other Long-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair value
Equity securities accounted for under alternative measurement
Fair Value, Recurring [Member] | Debt Securities For Trading [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		7,195
Fair Value, Recurring [Member] | Debt Securities For Trading [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value, Recurring [Member] | Debt Securities For Trading [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		7,195
Fair Value, Recurring [Member] | Debt Securities For Trading [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure